Sales (Tables)	12 Months Ended
Dec. 31, 2023
Sales [Abstract]
Schedule of Disaggregated Sales	Disaggregated sales by types as of December 31, 2023, 2022 and 2021 consisted of the following:
	2023	2022	2021
Inverters	$11,893,338	$14,065,166	$15,356,847
Chargers	544,680	582,040	1,400,506
Gasoline generators	6,575,406	11,790,582	1,542,670
Power bank	804,268	-	-
Other products	504,806	471,237	328,863
Total	$20,322,498	$26,909,025	$18,628,886